Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	December 31, 2020	December 31, 2019
Cash in bank accounts	11,258,870	1,383,182
Cash on hand	—	1,538
Total cash and cash equivalents	11,258,870	1,384,720